Note 16 - Other Long-term Liabilities - Other Long-term Liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Provision for retirement indemnities (Japan & France), less current portion		€ 2,167		€ 2,222
Provision for Asset Retirement Obligation (Japan) less current portion		117		118
Long term portion		110		191
Conditional government advances, less current portion		1,071		1,039
Accrued interest less current portion		46		30
Total		3,567		3,800
ITALY
Provision for employee termination indemnities, less current portion				€ 170
KOREA, REPUBLIC OF
Provision for employee termination indemnities, less current portion | $	$ 56		$ 30